Consolidated Statements of Cash Flows - Parenthetical - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Non-cash items impacting working capital	$ 24,900	$ (12,500)	$ (18,000)
Restricted cash	30	58	54
Other deposits with maturity of more than three months	$ 1,975,490	$ 1,357,484	$ 816,157